FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number: 811-09174

                             AEGIS VALUE FUND, INC.

                                    Address:
                        1100 NORTH GLEBE ROAD, SUITE 1040
                            ARLINGTON, VIRGINIA 22201

                     Name and address of agent for service:
                           Aegis Financial Corporation
                        1100 NORTH GLEBE ROAD, SUITE 1040
                            ARLINGTON, VIRGINIA 22201

                   Registrant telephone number: (703) 528-7788

                       Date of fiscal year end: 8/31/2010

                 Date of reporting period: 7/1/2009 - 6/30/2010

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Aegis Value Fund, Inc.

BY:   /s/ Scott L. Barbee
      President
      Aegis Value Fund, Inc.

Date: July 26, 2010



NOTES

UNLESS NOTED OTHERWISE:
1) All matters were proposed by the issuer.
2) Management recommended a vote for all issuer proposals.
3) Management recommended a vote against all shareholder proposals.


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Adams Resources & Engergy, Inc. Annual Meeting
Meeting Date: 05/19/2010 for holders as of 04/01/2010
Exchange Ticker Symbol: AE
Cusip: 006351308
01. DIRECTOR(S):
Voted: For K.S. Adams, Jr.
Voted: For F.T. Webster
Voted: For E.C. Reinauer, Jr.
Voted: For E.J. Webster, Jr.
Voted: For L.E. Bell


Alliance One International, Inc. Annual Meeting
Meeting Date: 08/06/2009 for holders as of 06/12/2009
Exchange Ticker Symbol: AOI
Cusip: 018772103
01. Directors:
Voted: For John M. Hines
Voted: For Mark W. Kehaya
Voted: For Martin R. Wade III
02. Ratification of the appointment of Deloitte & Touche LLP as the Company's independent auditors for the fiscal year ending March 31, 2010. Voted: For this proposal 03. Approval of the proposed amendment and restatement of the Alliance One Internation, Inc. 2007 Incentive Plan.
Voted: Against this proposal


The Allied Defense Group, Inc. Annual Meeting
Meeting Date: 11/13/2009 for holders as of 09/30/2009
Exchange Ticker Symbol: ADG
Cusip: 019118108
01. Directors:
Voted: Withhold JH Binford Peay, III
Voted: For Ronald H. Griffith
Voted: For Gilbert F. Decker
Voted: Withhold John G. Meyer, JR.
Voted: For Charles S. Ream
Voted: For John J. Marcello
Voted: For Tassos D. Recachinas
Voted: For Frederick G. Wasserman
02. Proposal: Appointment of Auditors.
Voted: For this proposal


The Allied Defense Group, Inc. Special Meeting
Meeting Date: 04/08/2010 for holders as of 03/10/2010
Exchange Ticker Symbol: ADG
Cusip: 019118108
01. Proposal: To adopt the agreement and plan of merger dated January 18, 2010, by and among Chemring Group Plc, a company organized under the laws of England and Wales, Melanie Merger Sub Inc., a Delaware Corporation and a newly-formed wholly-owned subsidiary of Chemring, and The Allied Defense Group, Inc.
Voted: For this proposal

02. Proposal: To adjourn the special meeting to a later date or time, if necessary, to permit further solicitation of proxies in event that there are not sufficient votes at tie of special meeting or adjournment or postponement thereof to adopt agreement and plan of merger dated January 18, 2010, by and among Chemring Group Plc, Melanie Merger Sub Inc. & Allied Defence Group, Inc.
Voted: For this proposal


American Pacific Corporation Annual Meeting
Meeting Date: 03/09/2010 for holders as of 01/14/2010
Exchange Ticker Symbol: APFC
Cusip: 028740108
01. DIRECTOR(S):
Voted: For DR. Joseph Carleone
Voted: Withhold Fred D. Gibson, Jr.
Voted: For Berlyn D. Miller
Voted: Withhold John R. Gibson
Voted: For Jan H. Loeb
Voted: Withhold William F. Readdy
Voted: Withhold Dean M. Willard
02. TO RATIFY THE APPOINTMENT OF BDO Seidman, LLP as the company's independent registered public accounting firm for the fiscal year ending September 30, 2010.
Voted: For This Proposal.


Amerigo Resources Ltd. Annual Meeting
Meeting Date: 06/24/2010 for holders as of 04/28/2010
Exchange Ticker Symbol: ARREF
Cusip: 03074G109
01. Directors:
Voted: For Robert Gayton
02. Appointment of PricewaterhouseCoopers LLP as auditors of the company for the ensuing year and authorizing the directors to fix their remuneration. Voted: For this proposal 03. To transact any other business that may properly come before the meeting and any adjournment thereof.
Voted: For this proposal


Arlington Asset Investment Corp. Annual Meeting
Meeting Date: 06/02/2010 for holders as of 04/05/2010
Exchange Ticker Symbol: AI
Cusip: 041356205
01. Directors:
Voted: For Eric F. Billings
Voted: For Daniel J. Altobello
Voted: For Peter A. Gallagher
Voted: For Ralph S. Michael, III
Voted: For Wallace L. Timmeny
Voted: For J. Rock Tonkel, Jr.

02. Approval of the company's shareholder Rights Plan. Voted: Against this proposal 03. Approval of the company's 2010 Long-Term Incentive Plan.
Voted: Against this proposal
04. Ratification of the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for 2010
Voted: For this proposal


Aspen Insurance Holdings Limited Annual Meeting
Meeting Date: 04/28/2010 for holders as of 03/01/2010
Exchange Ticker Symbol: AHL
Cusip: G05384105
01. Directors:
Voted: For Ian Cormack
Voted: For Matthew Botein
Voted: For Richard Bucknall
Voted: For Peter O'Flinn
02. Proposal: To appoint KPMG Audit PLC. London, England, to act as the company's independent registered public accounting firm for the fiscal year ending December 31, 2010 and to authorize the Board of Directors through the audit committee to set the remuneration for the independent registered public accounting firm.
Voted: For this proposal


Audiovox Corporation Annual Meeting
Meeting Date: 07/22/2010 for holders as of 06/01/2010
Exchange Ticker Symbol: VOXX
Cusip: 050757103
01. Directors:
Voted: For Paul C. Kreuch, JR
Voted: For Dennis F. McManus
Voted: For Peter A. Lesser
Voted: For Phillip Christopher
Voted: For John J. Shalam
Voted: For Patrick M. Lavelle
Voted: For Charles M. Stoehr
02. To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending February 28, 2011.
Voted: For this proposal.


Bassett Furniture Industries, Inc. Annual Meeting
Meeting Date: 04/14/2010 for holders as of 02/22/2010
Exchange Ticker Symbol: BSET
Cusip: 070203104
01. DIRECTOR(S):
Voted: For PETER W. BROWN, M.D.
Voted: For PAUL FULTON
Voted: For HOWARD H. HAWORTH
Voted: For G.W. HENDERSON, III
Voted: For KRISTINA HERBIG
Voted: For DALE C. POND
Voted: For ROBERT H. SPILMAN, JR.
Voted: For WILLIAM C. WAMPLER, JR.

Voted: For WILLIAM C. WARDEN, JR.
02. Proposal to approve the company's 2010 Stock Incentive Plan.
Voted: Against this proposal
03. Proposal to ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending November 27, 2010.
Voted: For this proposal


BOFI HOLDINGS, INC. Annual Meeting
Meeting Date: 10/22/2009 for holders as of 09/10/2009.
Exchange Ticker: BOFI
Cusip:  05566U108
01. DIRECTOR(S):
Voted: For Jerry F. Englert
Voted: For Gregory Garrabrants
Voted: For Paul Grinberg


BOOKS-A-MILLION INC. Annual Meeting
Meeting Date: 05/20/2010 for holders as of 03/26/2010
Exchange Ticker: BAMM
Cusip:  098570104
01. DIRECTOR(S):
Voted: For J. Barry Mason
Voted: For William H. Rogers
02. To approve the third amendment to the 2005 Incentive Award Plan.
Voted: Against this proposal.
03. To approve the second amendment to the 1999 amended and Restated Employee Stock Purchase Plan. Voted: Against this proposal. 04. To ratify the appointment of Grant Thornton LLP as the independent registered public accounting firm.
Voted: For this proposal.


BOWL AMERICA INCORPORATED Annual Meeting
Meeting Date: 12/01/2009 for holders as of 10/15/2009
Exchange Ticker Symbol: BWL/A
Cusip: 102565108
O1. DIRECTORS:
Voted: For WARREN T. BRAHAM
Voted: For ALLAN L. SHER


BRANDYWINE REALTY TRUST Annual Meeting
Meeting Date: 06/02/2010 for holders as of 04/05/2010
Exchange Ticker:  BDN
Cusip:  105368203
01. DIRECTOR(S):
Voted: For Walter D'Alessio
Voted: For Anthony A. Nichols, Sr.
Voted: For Gerard H. Sweeney
Voted: For D. Pike Aloian
Voted: For Wyche Fowler
Voted: For Michael J. Joyce
Voted: For Charles P. Pizzi

02. Ratification of the audit committee's appointment of PricewaterhouseCoopers, LLP as our independent registered public accounting firm for calendar year 2010.
Voted: For this proposal.
03. An amendment and restatement of our amended and restated 1997 Long-Term Incentive Plan to, among other things, increase the number of common shares of beneficial interest, par value $.01 per share, that may be issued or the subject of awards under the plan by 6,000,000 shares.
Voted: Against this proposal.


BRIGHAM EXPLORATION COMPANY Annual Meeting
Meeting Date: 05/26/2010 for holders as of 04/15/2010
Exchange Ticker:  BEXP
Cusip:  109178103
01. DIRECTOR(S):
Voted: For BEN M. BRIGHAM
Voted: For DAVID T. BRIGHAM
Voted: For HAROLD D. CARTER
Voted: For STEPHEN C. HURLEY
Voted: For STEPHEN P. REYNOLDS
Voted: For HOBART A. SMITH
Voted: For SCOTT W. TINKER
02. Approval of the appointment of KPMG LLP as the company's auditors for the fiscal year ending December 31, 2010.
Voted: For this proposal.


BRIGHAM EXPLORATION COMPANY Special Meeting
Meeting Date: 10/07/2009 for holders as of 09/04/2009
Exchange Ticker:  BEXP
Cusip:  109178103
01. Approval of the proposal to amend the company's certificate of incorporation to increase the number of authorized shares of common stock from 90 million shares to 180 million shares. Voted: For this proposal
02. Approval of the proposal to amend the 1997 incentive plan to increase the number of shares of common stock available under the plan. Voted: Against this proposal


Care Investment Trust Special Meeting
Meeting Date: 01/28/2010 for holders as of 12/23/2009
Exchange Ticker Symbol: CRE
Cusip: 141657106
01. Proposal: approval and adoption of the Plan of Liquidation of the company, including the sale of our assets and the dissolution of our company described therein. Voted: For this proposal
02. Proposal: approval of the proposal to permit the Board to adjourn the special meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to approve proposal 1. Voted: For this proposal

COACHMEN INDUSTRIES, INC. Annual Meeting
Meeting date: 04/29/2010 for Holders as of 03/15/2010
Exchange Ticker Symbol: COA
Cusip: 189873102
O1. Directors:
Voted: For Glenn J. Angiolillo
Voted: For Avrum Gray
Voted: For Robert S. Prather, Jr.
02. To amend the Articles of Incorporation of the company to change the name of the Company to All American Group, Inc. Voted: For this proposal 03. To transact such other business as may properly come before the meeting or any adjournment thereof.
Voted: For this proposal


Core-Mark Holding Company, Inc. Annual Meeting
Meeting Date: 05/25/2010 for holders as of 03/29/2010
Exchange Ticker Symbol: CORE
Cusip: 218681104
01. Directors:
Voted: For Robert A. Allen
Voted: For Stuart W. Booth
Voted: For Gary F. Colter
Voted: For L. William Krause
Voted: For Harvey L. Tepner
Voted: For Randolph I. Thornton
Voted: For J. Michael Walsh
02. Approval of the Core-Mark 2010 Long-Term Incentive Plan. Voted:
Against this
proposal
03. To ratify the selection of Deloitte & Touche LLP as Core-Mark's independent registered public accounting firm to serve for the fiscal year ending December 31, 2010.
Voted: For this proposal


COVENANT TRANSPORTATION GROUP, INC. Annual Meeting
Meeting Date: 05/06/2010 for holders as of 03/16/2010
Exchange Ticker: CVTI
Cusip: 22284P105
01. Directors:
Voted: For William T. Alt
Voted: For Robert E. Bosworth
Voted: For Bradley A. Moline
Voted: For Neil B Nielson
Voted: For David R. Parker
02. In their discretion, the attorneys and proxies are authorized to vote upon such other matters as may properly come before the meeting or any adjournment thereof.
Voted: For this proposal


CVR Energy, Inc. Annual Meeting
Meeting Date: 05/19/2010 for holders as of 04/01/2010
Exchange Ticker Symbol: CVI
Cusip: 12662P108

01. Directors: Voted: For John J. Lipinski Voted: For C. Scott Hobbs Voted: For Scott L. Lebovitz Voted: For George E. Matelich Voted: For Steve A. Nordaker
Voted: For Stanley De J. Osborne Voted: For John K. Rowan Voted: For Joseph E. Sparano Voted: For Mark E. Tomkins
02. To ratify the selection of KPMG LLP as the company's independent registered public accounting firm for 2010.
Voted: For this proposal


DANA HOLDING CORP Annual Meeting
Meeting Date: 04/28/2010 for holders as of 03/01/2010
Exchange Ticker: DAN
Cusip: 235825205
01. Directors:
Voted: For John M. Devine
Voted: For Terrence J. Keating
Voted: For James E. Sweetnam
Voted: For Keith E. Wandell
02. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm.
Voted: For this proposal


DELTA APPAREL, INC. Annual Meeting
Meeting Date: 11/12/2009 for holders as of 09/18/2009
Exchange Ticker Symbol: DLA
CUSIP: 247368103
01. DIRECTORS:
Voted: For J. A. Cochran
Voted: For W. F. Garrett
Voted: For E. J. Gatewood
Voted: For R. W. Humphreys
Voted: For M. Lennon
Voted: For E. E. Maddrey II
Voted: For B. A. Mickel
Voted: For D. Peterson
Voted: For R. E. Staton
02. Proposal to ratify selection of Ernst & Young LLP as independent registered public accounting firm of Delta apparel, Inc. for fiscal year 2010.
Voted: For This Proposal.


Diamondrock Hospitality Co Annual Meeting
Meeting Date: 04/28/2010 for holders as of 03/03/2010
Exchange Ticker Symbol: DRH
CUSIP: 252784301
01. DIRECTORS:
Voted: For William W. McCarten
Voted: For Daniel J. Altobello
Voted: For W. Robert Grafton

Voted: For Maureen L. McAvey
Voted: For Gilbert T. Ray
Voted: For John L. Williams
Voted: For Mark W. Brugger
02. Proposal to ratify the appointment of KPMG LLP as the independent auditors for Diamondrock Hospitality Company for the fiscal year ending December 31, 2020.
Voted: For This Proposal.


DILLARD'S, INC. Annual Meeting
Meeting Date: 05/15/2010 for holders as of 03/31/2010
Exchange Ticker Symbol: DDS
CUSIP: 254067101
01. DIRECTOR (S):
Voted: For R. Brad Martin
Voted: For Frank R. Mori
Voted: For J.C. watts, Jr.
Voted: For Nick White
02. Proposal to ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for fiscal year 2010.
Voted: For This Proposal.


DUCKWALL-ALCO STORES, INC. Annual Meeting
Meeting Date: 06/03/2010 for holders as of 04/23/2010
Exchange Ticker Symbol: DUCK
CUSIP: 264142100
01. DIRECTOR (S):
Voted: For ROYCE WINSTEN
Voted: For RAYMOND A.D. FRENCH
Voted: For JAMES G. HYDE
Voted: For DENNIS E. LOGUE
Voted: For LOLAN C. MACKEY
02. RATIFICATION OF KPMG LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 31, 2011.
Voted: For This Proposal.


FBR Capital Markets Corporation Annual Meeting
Meeting Date: 06/03/2010 for Holders 04/09/2010
Exchange Ticker Symbol: FBCM
Cusip: 30247C301
01. Directors:
Voted: For Eric F. billings
Voted: For Richard J. Hendrix
Voted: For Thomas J. Hynes, Jr.
Voted: For Adam J. Klein
Voted: For Richard A. Kraemer
Voted: For Ralph s. Michael, III
Voted: For Thomas S. Murphy, Jr.
Voted: For Arthur J. Reimers
02. To approve an amendment to the company's 2006 Long-Term Incentive plan to increase by 9,000,000 shares the maximum number of shares authorized for issuance thereunder.
Voted: Against this proposal

03. To approve an amendment to the company's 2006 Long-Term Incentive Plan allowing for a one-time stock option exchange program. Voted: Against this proposal 04. To ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the year ending December 31, 2010.
Voted:  For this proposal



FIRST FEDERAL OF NORTHERN MI BANCORP INC Annual Meeting
Meeting Date: 05/19/2010 for Holders 03/12/2010
Exchange Ticker Symbol: FFNM
Cusip: 32021X105
01. Directors:
Voted: For Keith D. Wallace
Voted: For Michael W. Mahler
02. The ratification of the appointment of Plante & Moran, PLLC as independent registered public accountants for the year ending December 31, 2010.
Voted: For This proposal



FISHER COMMUNICATIONS INC. Annual Meeting
Meeting Date: 05/12/2009 for Holders 03/19/2010
Exchange Ticker Symbol: FSCI
Cusip: 337756209
01. Directors:
Voted: For Colleen B. Brown
Voted: For Donald G. Graham, III
Voted: For Brian P. McAndrews
02. Ratification of the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for 2010. Voted: For this proposal 03. Shareholder proposal requesting that our board take the necessary steps to increase the size of our Board of directors to twelve(12) Directors.
Voted:  Against this proposal
04. Shareholder proposal amending our By-Laws to require shareholder approval of certain company acquisitions.
Voted: Against this proposal


Frequency Electronics, Inc. Annual Meeting
Meeting Date: 10/06/2009 for Holders 08/21/2009
Exchange Ticker Symbol: FEIM
Cusip: 358010106
01. Directors:
Voted: For General Joseph P. Frank
Voted: For Martin B. Bloch
Voted: For Joel Girsky
Voted: For E. Donald Shapiro
Voted: For Admiral S. Robert Foley
Voted: For Richard Schwartz

02. To consider and act upon ratifying the appointment of Eisner LLP as independent auditors for the fiscal year commencing May 1, 2009.
Voted: For This proposal


Gulfmark Offshore, Inc. Annual Meeting
Meeting Date: 06/08/2010 for holders as of 04/23/2010
Exchange Ticker Symbol: GLF
Cusip: 402629208
01. Directors:
Voted:  For Peter I. Bijur
Voted:  For David J. Butters
Voted:  For Brian R. Ford
Voted:  For Louis S. Gimbel, 3rd
Voted:  For Sheldon S. Gordon
Voted:  For Robert B. Millard
Voted:  For Robert T. O'Connell
Voted:  For Rex C. Ross
Voted:  For Bruce a. Streeter
02. To vote on a proposal to adopt the Gulfmark Offshore, Inc. 2010 Omnibus Equity Incentive Plan. Voted: Against this proposal 03. To vote on a proposal to ratify the selection of UHY LLP as the company's independent public accountants for the fiscal year ending December 31, 2010.
Voted: For this proposal



HARDINGE INC. Annual Meeting
Meeting Date: 05/04/2010 for holders as of 03/09/2010
Exchange Ticker Symbol: HDNG
Cusip: 412324303
01. Directors:
Voted: For Mitchell I. Quain
Voted: For Kyle H. Seymour
Voted: For Richard L. Simons
02. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2010.
Voted: For this proposal


HASTINGS ENTERTAINMENT, INC. Annual Meeting
Meeting Date: 06/02/2010 for holders as of 04/09/2010
Exchange Ticker Symbol: HAST
Cusip: 418365102
01. Directors:
Voted: For Ann S. Lieff
Voted: For Danny W. Gurr
02. Proposal to approve the adoption of the 2010 Incentive Stock Plan. Voted:
Against this proposal 03. Approval of an employee stock option exchange program.
Voted: Against this proposal 04. Ratification of the appointment of independent registered public accounting firm.
Voted: For this proposal

Hornbeck Offshore Services, Inc. Annual Meeting
Meeting Date: 06/24/2010 for holders as of 04/26/2010
Exchange Ticker Symbol: HOS
Cusip: 440543106
01. Directors:
Voted: For Bruce W. Hunt
Voted: For Bernie W. Stewart
02. To approve amendment to the second amended and restated Hornbeck Offshore Services, Inc. Incentive Compensation Plan. Voted: Against this proposal 03. To ratify the reappointment of Ernst & Young, LLP as the company's independent registered public accountants and auditors for the fiscal year 2010.
Voted: For this proposal


HORSEHEAD HOLDING CORP Annual Meeting
Meeting Date: 05/07/2010 for holders as of 03/24/2010
Exchange Ticker Symbol: ZINC
Cusip: 440694305
01. Directors:
Voted: For James M. Hensler
02. To ratify the appointment of Grant Thornton LLP as Horsehead Holding Corp.'s independent registered accounting firm.
Voted: For this proposal



HRPT PROPERTIES TRUST Annual Meeting
Meeting Date: 04/14/2010 for holders as of 02/19/2010
Exchange Ticker Symbol: HRP
Cusip: 40426W101
01. To elect the nominee named in our proxy statement to our Board of Trustees as the independent trustee in group III. Nominee: Patrick F. Donelan. Voted: For this proposal 02. To approve an amendment to our declaration of trust to change the vote required to elect trustees in uncontested elections to the affirmative vote of a majority of the votes cast.
Voted: For this proposal
03. To approve an amendment to our declaration of trust to delete certain restrictions upon the timing of our communications with shareholders. Voted: For this proposal 04. To ratify the appointment of Ernst & Young LLP as our independent registered accounting firm for the fiscal year ending December 31, 2010.
Voted: For this proposal



HUTTIG BUILDING PRODUCTS, INC. Annual Meeting
Meeting Date: 04/19/2010 for holders as of 02/19/2010
Exchange Ticker Symbol: HBP
Cusip: 448451104

01. Directors: Voted: For E. Thayer Bigelow Voted: For Richard s. Forte Voted:
For Jon P. Vrabely
02. RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.
Voted: For this proposal


Imperial Sugar Company Annual Meeting
Meeting Date: 01/29/2010 for holders as of 12/07/2009
Exchange Ticker Symbol: IPSU
CUSIP: 453096208
01. Directors:
Voted: For James J. Gaffney
Voted: For Yves-Andre Istel
Voted: For Ronald C. Kesselman
02. Proposal to ratify the appointment of Deloitte & touche LLP as the company's independent registered public accounting firm for its fiscal year ending September 30, 2010. Voted: For this proposal.
03. In their discretion, upon such other matters that may properly come before the meeting or any adjournment or adjournments thereof.
Voted: For this proposal.


J. ALEXANDER'S CORPORATION Annual Meeting Meeting Date: 05/25/2010 For Holders 03/31/2010
Exchange Ticker Symbol: JAX
Cusip: 466096104
01. Directors:
Voted: For T. DUNCAN
Voted: For B. RECTOR
Voted: For B. REED
Voted: For J. STEAKLEY
Voted: For L. STOUT II
02. To ratify the appointment of KPMG LLP as the company's independent registered accounting firm for fiscal year 2010.
Voted: For this proposal


LODGIAN, INC. Special Meeting
Meeting Date: 04/15/2010 for holders as of 03/10/2010
Exchange Ticker Symbol: LGN
CUSIP: 54021P403
01. To adopt the agreement and plan of merger, dated as of January 22, 2010, by and among Lodgian, Inc., LSREF Lodging Investments, LLC and LSREF Lodging Merger Co., Inc. and approve the merger of LSREF Lodging Merger Co., Inc. with and into Lodgian, Inc. and the other transactions contemplated by the merger agreement.
Voted: For This Proposal.
02. To approve the adjournment or postponement of the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to adopt the merger agreement and approve the merger and the other transactions contemplated by the merger agreement.
Voted: For this proposal.

Magnum Hunter Resources Corporation Special Meeting
Meeting held on 06/28/2010 for holders as of 04/30/2010
Exchange Ticker Symbol: MHR/PC
CUSIP: 55973B201
01. Approve an amendment to the certificate of designation of the rights and preferences of 10.25% series C cumulative perpetual preferred stock ("Series C preferred stock") to increase the number of shares of series C preferred stock authorized thereunder to 4,000,000.
Voted: For this proposal



Marlin Business services Corp. Annual Meeting
Meeting held on 05/25/2010 for holders as of 03/31/2010
Exchange Ticker Symbol: MRLN
CUSIP: 571157106
01. Directors:
Voted: For John J. Calamari
Voted: For Lawrence J. Deangelo
Voted: For Daniel P. Dyer
Voted: For Edward Grzedzinski
Voted: For Kevin J. McGinty
Voted: For Matthew J. Sullivan
Voted: For J. Christopher Teets
Voted: For James W. Wert



MEDALLION FINANCIAL CORP. Annual Meeting
Meeting held on 06/11/2010 for holders as of 04/21/2010
Exchange Ticker Symbol: TAXI
CUSIP: 583928106
01. Directors:
Voted: For Mario M. Cuomo
Voted: For Andrew M. Murstein
Voted: For Lowell P. Weicker, Jr.
02. Proposal to ratify the appointment of Weiser LLP as Medallion Financial Corp.'s independent registered public accounting firm.
Voted: For this proposal
03. Proposal to approve a non-binding advisory resolution regarding executive compensation. Voted: Against this proposal 04. Proposal to approve the adoption of Medallion Financial Corp.'s 2009 Employee Restricted Stock Plan.
Voted: Against this proposal



Mercer international Inc. Annual Meeting
Meeting Date: 06/01/2010 for holders as of 04/13/2010
Exchange Ticker Symbol: MERC
CUSIP: 588056101
01. Directors:
Voted: For Jimmy S.H. Lee
Voted: For Kenneth A. Shields
Voted: For William D. McCartney
Voted: For Guy W. Adams

Voted: For Eric Lauritzen
Voted: For Graeme A. Witts
Voted: For George Malpass
02. Ratification of the selection of PricewaterhouseCoopers LLP as independent auditors. Voted: For This Proposal. 03. Approval of the 2010 Stock Incentive Plan.
Voted: Against this proposal



Mirant Corporation Annual Meeting
Meeting Date: 05/06/2010 for holders as of 03/08/2010
Exchange Ticker Symbol: MIR
CUSIP: 60467R100
01. Directors:
Voted: For Thomas W. Cason
Voted: For A.D. (Pete) Correll
Voted: For Terry G. Dallas
Voted: For Thomas H. Johnson
Voted: For John T. Miller
Voted: For Edward r. Muller
Voted: For Robert C. Murray
Voted: For William L. Thacker
02. Ratification of appointment of KPMG LLP as independent registered public accounting firm for 2010. Voted: For This Proposal. 03. Stockholder rights Plan
Voted: For this proposal 04. Material terms of the performance goals included in the Mirant Corporation 2005 Omnibus Incentive compensation Plan Voted: For this proposal 05. Stockholder proposal regarding quantitative goals for reducing total greenhouse gas emissions
Voted: Against this proposal



MOD-PAC CORPORATION Annual Meeting
Meeting Date: 05/05/2010 for holders as of 03/12/2010
Exchange Ticker Symbol: MPAC
Cusip: 607495108
01. Directors:
Voted: For William G. Gisel Jr.
Voted: For Daniel G. Keane
Voted: For Kevin T, Keane
Voted: For Robert J. McKenna
Voted: For Howard Zemsky
O2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the company for the current Fiscal Year. Voted: For this proposal O3. To consider and vote upon a shareholder proposal recommending the Board of directors take action to convert all of the company's shares of class B stock into shares of common stock.
Voted: Against this proposal

OLD REPUBLIC INTERNATIONAL CORPORATION Annual Meeting
Meeting Date: 05/28/2010 for holders as of 03/29/2010
Exchange Ticker Symbol: ORI
CUSIP: 680223104
01. Directors:
Voted: For Jimmy A. Dew
Voted: For John M. Dixon
Voted: For Dennis P. van Mieghem
02. To approve an amendment to the Old Republic International Corporation 2006 Incentive compensation Plan.
Voted: Against This Proposal.


OMEGA PROTEIN CORPORATION Annual Meeting
Meeting Date: 06/15/2010 for holders as of 04/20/2010
Exchange Ticker Symbol: OME
CUSIP: 68210P107
01. Directors:
Voted: For Paul M. Kearns
Voted: For J.L. Von Rosenberg III
02. Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the company's fiscal year ending December 31, 2010.
Voted: For This Proposal.


Penn Millers Holding Corporation Annual Meeting
Meeting Date: 05/12/2010 for holders as of 03/17/2010
Exchange Ticker Symbol: PMIC
CUSIP: 707561106
01. DIRECTORS:
Voted: For John L. Churnetski
Voted: For John M. Coleman
Voted: For Robert A. Nearing, Jr.
02. To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the 2010 fiscal year.
Voted: For This Proposal.
03. To approve the Penn Millers Holding corporation Stock Incentive Plan.
Voted: For This Proposal.


The Pep Boys - Manny, Moe & Jack Annual Meeting
Meeting Date: 06/17/2010 for holders as of 04/09/2010
Exchange Ticker Symbol: PBY
CUSIP: 713278109
01. DIRECTORS:
Voted: For Jane Scaccetti
Voted: For John T. Sweetwood
Voted: For M. Shan Atkins
Voted: For Robert H. Hotz
Voted: For James A. Mitarotonda
Voted: For Nick White
Voted: For James A. Williams
Voted: For Irvin D. Reid

Voted: For Michael R. Odell
Voted: For Max L. Lukens
02. The ratification of the appointment of our independent registered public accounting firm. Voted: For This Proposal. 03. The approval of the amendment and restatement of our 2009 Stock Incentive Plan, as more fully described in proxy statement.
Voted: Against This Proposal.
04. A shareholder proposal regarding the vote required to amend our bylaws, if presented by its proponent.
Voted: Against This Proposal.


PMA CAPITAL CORPORATION Annual Meeting
Meeting Date: 05/05/2010 for holders as of 03/10/2010
Exchange Ticker Symbol: PMACA
CUSIP: 693419202
01. DIRECTORS:
Voted: For Patricia a. Drago
Voted: For J. Gregory Driscoll
Voted: For Richard Lutenski
02. Approve the adoption of a section 382 Shareholder Rights Plan Voted: Against This Proposal. 03. Ratification of Parentebeard LLC as independent auditors for 2010
Voted: For This Proposal.


Post Properties, Inc. Annual Meeting
Meeting Date: 05/19/2010 for holders as of 03/22/2010
Exchange Ticker Symbol: PPS
CUSIP: 737464107
01. DIRECTORS:
Voted: For Robert C. Goddard, III
Voted: For Douglas Crocker II
Voted: For David P. Stockert
Voted: For Herschel M. Bloom
Voted: For Walter M. Deriso, Jr.
Voted: For Russell R. French
Voted: For Dale Anne Reiss
Voted: For Stella F. Thayer
Voted: For Ronald De Waal
02. To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounts for 2010
Voted: For This Proposal.


SPECIALTY UNDERWRITERS' ALLIANCE, INC. Special Meeting
Meeting Date: 11/10/2009 for holders as of 09/25/2009
Exchange Ticker Symbol: SUAI
CUSIP: 84751T309
01. To adopt the amended and restated agreement and plan of merger (the "merger Agreement') executed on July 22, 2009 and effective as of June 21, 2009, among Specialty Underwriters' Alliance, Inc., a Delaware corporation, tower Group, Inc., a Delaware Corporation ("Tower") and tower S.F. Merger corporation, a Delaware Corporation, a wholly owned subsidiary of Tower.
Voted: For this Proposal

02. To approve the adjournment or postponement of the special meeting for the solicitation of additional proxies in the event there are not sufficient votes present, in person or represented by proxy, at the time of the special meeting to adopt the merger agreement.
Voted: For this Proposal



SUPERIOR INDUSTRIES INTERNATIONAL, INC. Annual Meeting
Meeting Date: 05/21/2010 for holders as of 03/22/2010
Exchange Ticker Symbol: SUP
CUSIP: 868168105
01. DIRECTOR (S):
Voted: For Sheldon I. Ausman
Voted: For V. Bond Evans
Voted: For Michael J. Joyce
02. Approval OF By-Law amendment to reduce Board size. Voted: For this Proposal
03. Approval of shareholder proposal to change voting standard for Director elections.
Voted: Against this Proposal


SYPRIS SOLUTIONS, INC. Annual Meeting
Meeting Date: 05/11/2010 for holders as of 03/17/2010
Exchange Ticker: SYPR
Cusip: 871655106
01. Directors:
Voted: For R. Scott Gill
Voted: For Robert Sroka
02. Approval OF 2010 Sypris Omnibus Plan
Voted: Against this Proposal



TANDY BRANDS ACCESSORIES, INC. Annual Meeting
Meeting Date: 10/27/2009 for holders as of 09/10/2009
Exchange Ticker Symbol: TBAC
CUSIP: 875378101
01. DIRECTORS:
Voted: For Dr. James F. Gaertner
Voted: For R.R. Hemminghaus
Voted: For George C. Lake
Voted: For N.R. McGeachy, III
Voted: For Gene Stallings
02. To ratify the appointment of Ernst & Young LLP as independent auditor for fiscal 2010.
Voted: For this proposal.



TECUMSEH PRODUCTS COMPANY Contested Annual Meeting
Meeting Date: 08/14/2009 for holders as of 07/09/2009
Exchange Ticker Symbol: TECUA
Cusip: 878895200
01. The proposal to amend the company's Articles of incorporation in order to
(X) Reclassify and convert each non-voting share of Class A common stock into one common share, each entitled to one vote per share and (Y) Reclassify and convert each voting share of Class B common stock into 1.1 common shares, each entitled to one vote per share.

Voted: For this proposal

TECUMSEH PRODUCTS COMPANY Contested Annual Meeting
Meeting Date: 08/14/2009 for holders as of 07/09/2009
Exchange Ticker Symbol: TECUB
Cusip: 878895101
01. Director:
Voted: For Leonard M. Anthony
Voted: For William E. Aziz
Voted: For David A. Bloss, Sr.
Voted: For Edwin L. Buker
Voted: For Jeffry N. Quinn
Voted: For William R. Barker
Voted: For Greg C. Smith
02. The proposal to amend the company's Articles of incorporation in order to
(X) Reclassify and convert each non-voting share of Class A common stock into one common share, each entitled to one vote per share and (Y) Reclassify and convert each voting share of Class B common stock into 1.1 common shares, each entitled to one vote per share.
Voted: For this proposal
03. The proposal to ratify the appointment of Grant Thornton LLP as the company's independent accountant. Voted: For this proposal 04. The shareholder proposal to have company shareholders vote to ratify the compensation of the named executive officers.
Voted:  Against this proposal



TECUMSEH PRODUCTS COMPANY Annual Meeting
Meeting Date: 04/28/2010 for holders as of 03/02/2010
Exchange Ticker Symbol: TECUB
Cusip: 878895101
01. Director:
Voted: For Kent B. Herrick
Voted: For David M. Goldberg
Voted: For Steven J. Lebowski
Voted: For Terence C. Seikel
Voted: For Zachary E. Savas
02. The proposal to ratify the appointment of Grant Thornton LLP as the company's independent accountant for the current year. Voted: For this proposal
03. The proposal to approve the executive compensation policies and procedures we employ, as described in the compensation discussion and analysis and the tabular disclosure regarding named executive officer compensation (together with the accompanying narrative disclosure) contained in this proxy statement.
Voted: For this proposal

TESORO CORPORATION Annual Meeting
Meeting Date: 06/04/2010 for holders as of 04/12/2010
Exchange Ticker Symbol: TSO
CUSIP: 881609101
01. Directors:
Voted: For Rodney F. Chase
Voted: For Gregory J. Goff
Voted: For Robert W. Goldman
Voted: For Steven H. Grapstein
Voted: For William J. Johnson
Voted: For J.W. Nokes
Voted: For Donald H. Schmude
Voted: For Michael E. Wiley
02. Ratification of the appointment of Ernst & Young LLP as the company's independent auditors for fiscal year 2010.
Voted: For this proposal.


THOMAS PROPERTIES GROUP, INC. Annual Meeting
Meeting Date: 05/26/2010 for holders as of 04/19/2010
Exchange Ticker Symbol: TPGI
CUSIP: 884453101
01. Directors:
Voted: For James a. Thomas
Voted: For R. Bruce Andrews
Voted: For Edward d. Fox
Voted: For John L. Goolsby
Voted: For Winston H. Hickox
Voted: For Randall L. Scott
Voted: For John R. Sischo
02. Ratification of the selection of Ernst & Young LLP as independent auditors of the company for the year ending December 31, 2010.
Voted: For this proposal.


Tower Group, Inc. Annual Meeting
Meeting Date: 05/12/2010 for holders as of 03/16/2010
Exchange Ticker Symbol: TWGP
CUSIP: 891777104
01. Directors:
Voted: For Charles A. Bryan
Voted: For Robert S. Smith
02. Ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the year 2010.
Voted: For thi proposal.
03. Such other business as may properly come before the meeting or any adjournment thereof.
Voted: For this proposal.


Ultrapetrol (Bahamas) Limited Annual Meeting
Meeting Date: 10/21/2009 for holders as of 09/09/2009
Exchange Ticker Symbol: ULTR
CUSIP: P94398107

01. To vote For, Against or Withhold from voting on the approval of the financial statements of the company for the year ended 31 December, 2008 and the Auditors report thereon.
Voted: For this proposal.
02. Directors: Voted: For Felipe Menendez Ross Voted: For Ricardo Menendez Ross
Voted: For James F. Martin Voted: For Teseo Bergoglio Voted: For Leonard J. Hoskinson Voted: For Michael C. Hagan Voted: For George Wood
03. to ratify and confirm all acts, transactions and proceedings of directors, officers and employees of the company for the financial year ended 31 December, 2008 and indemnifying the directors, officers and employees against all claims, actions and proceedings that may be brought against them as a result of any act performed or omitted by any of them.
Voted: For this proposal.



UNIFI, INC. Annual Meeting
Meeting Date: 10/28/2009 for holders as of 09/08/2009
Exchange Ticker: UFI
Cusip: 904677101
01. DIRECTORS:
Voted: For WILLIAM J. ARMFIELD, IV.
Voted: For R. ROGER BERRIER, JR.
Voted: For Archibald Cox, Jr.
Voted: For WILLIAM L. JASPER
Voted: For KENNETH G. LANGONE
Voted: For CHIU CHENG ANTHONY LOO
Voted: For GEORGE R. PERKINS, JR.
Voted: For WILLIAM M. SAMS
Voted: For Michael Sileck
Voted: For G. ALFRED WEBSTER
Voted: For STEPHEN WENER


Universal Stainless & Alloy Prods., Inc. Annual Meeting
Meeting Date: 05/19/2010 for holders as of 03/23/2010
Exchange Ticker Symbol: USAP
CUSIP: 913837100
01. Directors:
Voted: For Christopher L. Ayers
Voted: For Dougla M. Dunn
Voted: For M. David Kornblatt
Voted: For Dennis M. Oates
Voted: For Udi Toledano
02. Approval of an amendment to the company's Stock Incentive Plan to reserve an additional 400,000 shares of common stock for issuance under the plan.
Voted: For this proposal.
03. Ratification of the appointment of Schneider Downs & Co., Inc. as the company's independent registered public accounts for 2010. Voted: For this proposal.

VESTIN REALTY MORTGAGE I, INC. Annual Meeting
Meeting date: 06/02/2010 for holders as of 04/16/2010
Exchange Ticker Symbol: VRTA
CUSIP: 925490104
01. Directors:
Voted: For Kenneth a. Seltzer
02. To ratify the appointment of JLK Partners, LLP as independent registered public accountants of the company for the fiscal year ending December 31, 2010.
Voted: For this proposal.


Western Refining, Inc. Annual Meeting
Meeting date: 05/25/2010 for holders as of 03/26/2010
Exchange Ticker Symbol: WNR
CUSIP: 959319104
01. Directors:
Voted: For William D. Sanders
Voted: For Ralph a. Schmidt
Voted: For Jeff A. Stevens
02. To ratify the appointment of Deloitte & Touche LLP as the company's independent auditors for fiscal year 2010. Voted: For this proposal.
03. Consider and vote on a Board Proposal to approve the 2010 Incentive Plan of Western Refining, Inc.
Voted: Against this proposal.



YAMANA GOLD INC. Annual Meeting
Meeting Date: 05/05/2010 for holders as of 03/12/2010
Exchange Ticker Symbol: AUY
CUSIP: 98462Y100
A. Directors:
Voted: For PETER MARRONE
Voted: For PATRICK J. MARS
Voted: For JUVENAL MESQUITA FILHO
Voted: For ANTENOR F. SILVA, JR.
Voted: For NIGEL LEES
Voted: For DINO TITARO
Voted: For JOHN BEGEMAN
Voted: For ROBERT HORN
Voted: For RICHARD GRAFF
Voted: For CARL RENZONI
Voted: For ALEXANDER DAVIDSON
B. IN RESPECT OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS
Voted: For this Proposal.